Exempt Party-in-interest Transactions (Details) - EBP 003 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Notes receivable from participants	$ 15,953	$ 14,907
Interest from notes receivable from participants	1,258
Participant-directed Investments at Fair Value (See Note 3)	$ 968,758	$ 871,747
Kemper common stock | Party-in-interest investment, Kemper ESOP
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held	110,531	117,013
Participant-directed Investments at Fair Value (See Note 3)	$ 4,481	$ 7,775
Short term investment fund | Party-in-interest investment, Kemper ESOP
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Participant-directed Investments at Fair Value (See Note 3)	$ 143	$ 283